EMBEDDED DERIVATIVES – FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
EMBEDDED DERIVATIVES – FINANCIAL INSTRUMENTS

NOTE 9 – EMBEDDED DERIVATIVES – FINANCIAL INSTRUMENTS

Since September 2016 the Company entered into a financial instrument, which consists of a convertible debenture, containing a conversion feature. Generally financial instruments are convertible into shares of the Company’s Common Stock; at prices that are either marked to the volume weighted average price of the Company’s publicly traded stock or a static price determinative from each financial instrument agreement. These prices may be at a significant discount to market as determined overall by the volume weighted average price of the Company’s publicly traded Common Stock. The Company for all intent and purposes considers these discounts to be fair market value as would be determined in an arm’s length transaction with a willing buyer and the restrictive nature of the Common Stock issued, unless issued pursuant to a registration or some other registered shares with the SEC.

The Company accounts for the fair value of the conversion feature in accordance with ASC 815-15, Derivatives and Hedging; Embedded Derivatives, which requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt and original issue discount notes payable. The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component in its results of operations. The Company valued the embedded derivatives using eight steps to determine fair value under ASC 820. (1) Identify the item to be valued and the unit of account. (2) Determine the principal or most advantageous market and the relevant market participants. (3) Select the valuation premise to be used for asset measurements. (4) Consider the risk assumptions applicable to liability measurements. (5) Identify available inputs. (6) Select the appropriate valuation technique(s). (7) Make the measurement. (8) Determine amounts to be recognized and information to be disclosed.

The fair value of the conversion feature of the financial instrument as of September 30, 2021, was $0. The Company did not record any expense associated with the embedded derivatives at September 30, 2021. No embedded derivative expense was realized as there was no change in the conversion price.

NOTE 9 – EMBEDDED DERIVATIVES – FINANCIAL INSTRUMENTS

Since September 2016 the Company entered into a financial instrument, which consists of a convertible debenture, containing a conversion feature. Generally financial instruments are convertible into shares of the Company’s Common Stock; at prices that are either marked to the volume weighted average price of the Company’s publicly traded stock or a static price determinative from each financial instrument agreement. These prices may be at a significant discount to market as determined overall by the volume weighted average price of the Company’s publicly traded Common Stock. The Company for all intent and purposes considers these discounts to be fair market value as would be determined in an arm’s length transaction with a willing buyer and the restrictive nature of the Common Stock issued, unless issued pursuant to a registration or some other registered shares with the SEC.

The Company accounts for the fair value of the conversion feature in accordance with ASC 815-15, Derivatives and Hedging; Embedded Derivatives, which requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt and original issue discount notes payable. The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component in its results of operations. The Company valued the embedded derivatives using eight steps to determine fair value under ASC 820. (1) Identify the item to be valued and the unit of account. (2) Determine the principal or most advantageous market and the relevant market participants. (3) Select the valuation premise to be used for asset measurements. (4) Consider the risk assumptions applicable to liability measurements. (5) Identify available inputs. (6) Select the appropriate valuation technique(s). (7) Make the measurement. (8) Determine amounts to be recognized and information to be disclosed.

The fair value of the conversion feature of the financial instrument as of December 31, 2018 was $0. The Company did not record any expense associated with the embedded derivatives at December 31, 2018. No embedded derivative expense was realized as there was no change in the conversion price. The conversion price for this financial instrument was $0.50 per share which is higher than market as there have been no sales of the Company’s Common Stock.